GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total general and administrative expenses	$ 2,164	$ 2,460	$ 13,907	$ 11,762	$ 25,814
Salaries and Benefits
Total general and administrative expenses	970	981	6,234	5,032	12,697
Professional Fees
Total general and administrative expenses	259	482	1,924	1,650	2,229
Share-based Compensation
Total general and administrative expenses	161	287	1,355	2,200	3,385
Administrative
Total general and administrative expenses	774	$ 710	4,037	2,880	5,162
Transaction and other special charges
Total general and administrative expenses	$ 2,164		0	0	2,341
Goodwill impairment
Total general and administrative expenses			$ 357	$ 0	$ 0